Expense Example, No Redemption {- Fidelity Advisor® Dividend Growth Fund} - 11.30 Fidelity Advisor Dividend Growth Fund - AMCIZ PRO-13 - Fidelity Advisor® Dividend Growth Fund	Jan. 29, 2021 USD ($)
Fidelity Advisor Dividend Growth Fund-Class A
Expense Example, No Redemption:
1 Year	$ 653
3 Years	819
5 Years	999
10 Years	1,519
Fidelity Advisor Dividend Growth Fund-Class M
Expense Example, No Redemption:
1 Year	453
3 Years	672
5 Years	909
10 Years	1,588
Fidelity Advisor Dividend Growth Fund-Class C
Expense Example, No Redemption:
1 Year	164
3 Years	508
5 Years	876
10 Years	1,911
Fidelity Advisor Dividend Growth Fund - Class I
Expense Example, No Redemption:
1 Year	58
3 Years	183
5 Years	318
10 Years	714
Fidelity Advisor Dividend Growth Fund-Class Z
Expense Example, No Redemption:
1 Year	42
3 Years	132
5 Years	230
10 Years	$ 518